Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 13,158,072	$ 1,639,060
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(8,983,333)	(3,275,000)
Offering costs associated with issuance of warrants	0	425,516
Net gain from investments held in Trust Account	(5,327,398)	(32,984)
Change in operating assets and liabilities:
Prepaid expenses	438,227	(437,688)
Accounts payable	297,228	66,516
Accounts payable - related party	80,000
Accrued expenses - related party	176,804
Net cash used in operating activities	(160,400)	(1,614,580)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	0	(375,000,000)
Net cash used in investing activities	0	(375,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	0	6,604
Repayment of note payable to related party	0	(168,731)
Proceeds received from initial public offering, gross	0	375,000,000
Proceeds received from private placement	0	10,000,000
Offering costs paid	0	(8,062,302)
Net cash provided by financing activities	0	376,775,571
Net change in cash	(160,400)	160,991
Cash—beginning of the period	160,991
Cash—end of the period	591	160,991
Supplemental disclosure of noncash activities:
Deferred underwriting commissions	0	13,125,000
Forfeiture of Class B ordinary shares	$ 0	$ 69